Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,079	$ 1,309
Provision for credit losses
Model changes	(3)	(1)
Originations	106	128
Maturities	(169)	(226)
Changes in risk, parameters and exposures	277	122
Write-offs	(374)	(387)
Recoveries	126	140
Exchange rate and other	1	(6)
Balance at end of period	1,043	1,079
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	422	480
Provision for credit losses
Model changes	(3)	(1)
Transfers to Stage 1	609	710
Transfers to Stage 2	(120)	(97)
Transfers to Stage 3	(2)	(3)
Originations	106	128
Maturities	(70)	(96)
Changes in risk, parameters and exposures	(660)	(697)
Exchange rate and other	3	(2)
Balance at end of period	285	422
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	569	733
Provision for credit losses
Transfers to Stage 1	(607)	(706)
Transfers to Stage 2	121	97
Transfers to Stage 3	(47)	(58)
Maturities	(99)	(130)
Changes in risk, parameters and exposures	724	633
Balance at end of period	661	569
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	88	96
Provision for credit losses
Transfers to Stage 1	(2)	(4)
Transfers to Stage 2	(1)
Transfers to Stage 3	49	61
Changes in risk, parameters and exposures	213	186
Write-offs	(374)	(387)
Recoveries	126	140
Exchange rate and other	(2)	(4)
Balance at end of period	$ 97	$ 88